LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share

	2022 US$	July 20, 2020 to June 30, 2021 US$
Basic loss per share (1)	(0.16)	(0.19)
Diluted loss per share (1)	(0.16)	(0.19)

(1)	Basic and diluted loss per share for the comparative period ended June 30, 2021 have been revised. Refer to Note 1(a) for further information.

Income and Share Data Used in Calculations of Basic Earnings per Share
The following reflects the income and share data used in the calculations of basic earnings per share:

	2022 US$	July 20, 2020 to June 30, 2021 US$
Net loss	(21,521,237)	(13,230,837)
Net loss used in calculating basic and dilutive earnings per share	(21,521,237)	(13,230,837)

	Number of Ordinary Shares 2022	Number of Ordinary Shares 2021
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	134,609,413	68,798,762